Summary of Significant Accounting Policies (Details) - Schedule of quantitative metrics of the VIE - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalence	$ 240,801	$ 78,579	$ 240,801	$ 78,579	$ 38,013	$ 348,834	$ 103,868
Current assets	16,551,921		16,551,921		19,173,830	26,306,653
Total Assets	24,843,967		24,843,967		28,900,447	35,188,700
Current liabilities	9,925,853		9,925,853		13,770,110	21,161,217
Total liabilities	10,068,202		10,068,202		14,192,590	22,587,297
Total shareholders’ equity (deficit)	14,632,733		14,632,733		14,564,043	12,471,562
Revenues	3,594,146	3,341,530	7,083,647	7,473,169	10,635,402	11,008,532
Gross profit	1,516,151	1,186,744	3,066,024	2,910,338	4,246,631	4,759,775
Total operating expenses	460,360	470,562	927,191	1,389,222	2,501,093	3,141,996
Operating Income	1,055,791	716,182	2,138,833	1,521,116	1,745,538	1,617,779
Income from VIE	834,251	734,071	1,841,269	1,533,100	1,946,158	584,928
Net income (loss)	392,985	726,602	1,393,597	1,525,631	1,731,177	979,907
Total Comprehensive Income	(510,407)	$ 426,554	78,522	1,396,881	2,106,454	1,876,494
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities			(1,135,389)	4,388,257	4,930,236	1,807,790
Net cash provided by (used in) investment activities			(128,623)	(1,221,133)	(1,158,773)	(75,346)
Net cash provided by (used in) financing activities			1,172,536	$ (3,594,247)	$ (4,363,568)	$ (1,368,247)
Parent Company [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE
Investment in Subsidiaries	1,994,535		1,994,535
Total Assets	1,994,535		1,994,535
Current liabilities	11,784		11,784
Intercompany payable to WFOE
Total liabilities	11,784		11,784
Total shareholders’ equity (deficit)	1,982,751		1,982,751
Revenues
Gross profit
Service fee expense from VIE to WFOE
Total operating expenses
Operating Income
Income from VIE
Income (loss) from equity method investment			1,703,660
Net income (loss)			1,703,660
Total Comprehensive Income			1,703,660
OPERATING ACTIVITIES
Net income			1,703,660
Equity in earnings of subsidiaries			(1,703,660)
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Shanghai Muliang Industry Co., Ltd. and its subsidiaries (the VIEs) [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	10,280		10,280
Current assets	15,700,547		15,700,547
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	23,317,093		23,317,093
Current liabilities	8,516,935		8,516,935
Intercompany payable to WFOE	9,135,651		9,135,651
Total liabilities	8,626,461		8,626,461
Total shareholders’ equity (deficit)	14,690,632		14,690,632
Revenues			6,474,751
Gross profit			2,826,333
Service fee expense from VIE to WFOE			1,600,538
Total operating expenses			2,083,787
Operating Income			2,343,084
Income from VIE
Income (loss) from equity method investment
Net income (loss)
Total Comprehensive Income			88,523
OPERATING ACTIVITIES
Net income			1,650,353
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE			1,600,538
Net cash provided by (used in) operating activities			(1,038,837)
Net cash provided by (used in) investment activities			(128,623)
Net cash provided by (used in) financing activities			1,172,536
Subsidiaries [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	230,521		230,521
Current assets	851,374		851,374
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	1,526,874		1,526,874
Current liabilities	1,366,053		1,366,053
Intercompany payable to WFOE
Total liabilities	1,398,876		1,398,876
Total shareholders’ equity (deficit)	127,998		127,998
Revenues			608,896
Gross profit			239,691
Service fee expense from VIE to WFOE
Total operating expenses			443,942
Operating Income			(204,251)
Income from VIE
Income (loss) from equity method investment
Net income (loss)			(206,941)
Total Comprehensive Income			(10,001)
OPERATING ACTIVITIES
Net income			(256,756)
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities			(96,551)
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Elimination of intercompany balances [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE	(9,135,651)		(9,135,651)
Investment in Subsidiaries	(1,994,535)		(1,994,535)
Total Assets	(11,130,186)		(11,130,186)
Intercompany payable to WFOE	(9,135,651)		(9,135,651)
Total shareholders’ equity (deficit)	(11,130,186)		(11,130,186)
Revenues
Gross profit
Service fee expense from VIE to WFOE			(1,600,538)
Total operating expenses			(1,600,538)
Operating Income			(1,600,538)
Income from VIE			(1,600,538)
Income (loss) from equity method investment			(1,703,660)
Net income (loss)			(3,304,198)
Total Comprehensive Income			(3,304,198)
OPERATING ACTIVITIES
Net income			(3,304,198)
Equity in earnings of subsidiaries			1,703,660
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Consolidated Financials [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	240,801		240,801
Current assets	16,551,921		16,551,921
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	24,843,967		24,843,967
Current liabilities	9,925,853		9,925,853
Intercompany payable to WFOE
Total liabilities	10,068,202		10,068,202
Total shareholders’ equity (deficit)	$ 14,775,765		14,775,765
Revenues			7,083,647
Gross profit			3,066,024
Service fee expense from VIE to WFOE
Total operating expenses			927,191
Operating Income			2,138,833
Income from VIE
Income (loss) from equity method investment
Net income (loss)			1,393,597
Total Comprehensive Income			78,522
OPERATING ACTIVITIES
Net income			1,393,597
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities			(1,135,388)
Net cash provided by (used in) investment activities			(128,623)
Net cash provided by (used in) financing activities			$ 1,172,536
Percentage of the Consolidated Financials [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence, percentage	4.00%		4.00%
Current assets, percentage	95.00%		95.00%
Intercompany receivable from VIE, percentage
Investment in Subsidiaries, percentage
Total Assets, percentage	94.00%		94.00%
Current liabilities, percentage	86.00%		86.00%
Intercompany payable to WFOE, percentage
Total liabilities, percentage	86.00%		86.00%
Total shareholders’ equity (deficit), percentage	99.00%		99.00%
Revenues, percentage			91.00%
Gross profit, percentage			92.00%
Service fee expense from VIE to WFOE, percentage
Total operating expenses, percentage			225.00%
Operating Income, percentage			110.00%
Income from VIE, percentage
Income (loss) from equity method investment, percentage
Net income (loss), percentage			0.00%
Total Comprehensive Income, percentage			113.00%
OPERATING ACTIVITIES
Net income, percentage			118.00%
Equity in earnings of subsidiaries, percentage
Intercompany receivable / payable between WFOE and VIE, percentage
Net cash provided by (used in) operating activities, percentage			91.00%
Net cash provided by (used in) investment activities, percentage			100.00%
Net cash provided by (used in) financing activities, percentage			100.00%
WFOE (Shanghai Mufeng) - Note 3 B [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE	9,135,651		9,135,651
Investment in Subsidiaries
Total Assets	9,135,651		9,135,651
Current liabilities	31,081		31,081
Intercompany payable to WFOE
Total liabilities	31,081		31,081
Total shareholders’ equity (deficit)	$ 9,104,570		9,104,570
Revenues
Gross profit
Service fee expense from VIE to WFOE
Total operating expenses
Operating Income			1,600,538
Income from VIE			1,600,538
Income (loss) from equity method investment
Net income (loss)			1,600,538
Total Comprehensive Income			1,600,538
OPERATING ACTIVITIES
Net income			1,600,538
Intercompany receivable / payable between WFOE and VIE			(1,600,538)
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities